Fair Value Measurements	9 Months Ended
Jun. 30, 2024
Fair Value Measurements [Abstract]
Fair Value Measurements

Note 12 — Fair Value Measurements

The carrying amounts of the Company’s cash, accounts receivable and accounts payable approximate their fair value due to the short-term nature of these instruments. The Company believes the aggregate carrying value of debt approximates its fair value as of June 30, 2024 and September 30, 2023 because the notes payable, the 7% promissory notes — related parties, the notes payable — related parties and the convertible notes each mature or were converted within one year of the respective balance sheet dates.

Fair Value Hierarchy

Liabilities measured at fair value on a recurring basis as of June 30, 2024 are as follows:

	Level 1	Level 2	Level 3	Total
Earnout liability	$—	$—	$2,960	$2,960
PIPE make-whole liability	—	—	1,949	1,949
Private Warrants	—	—	562	562
Total	$—	$—	$5,471	$5,471

The Company classifies the earnout liability, the PIPE make-whole liability, the Private Warrants and other warrants and the SAFEs as Level 3 financial instruments due to the judgment required to develop the assumptions used and the significance of those assumptions to the fair value measurement. No financial instruments were transferred between levels of the fair value hierarchy during the nine months ended June 30, 2024 or 2023. The following table provides a reconciliation of the balance of financial instruments measured at fair value on a recurring basis using Level 3 inputs:

Nine months ended June 30, 2024:	Earnout Liability	PIPE Make-Whole Liability	Private Warrants and Other Warrants	SAFEs
Balance, September 30, 2023	$—	$—	$—	$1,512
Liabilities recognized	33,559	2,071	882	—
Conversion to Class A Common Stock in the Merger	—	—	—	(1,522)
Settlement of liability	—	—	(332)	—
Change in fair value included in net loss	(30,599)	(122)	12	10
Balance, June 30, 2024	$2,960	$1,949	$562	$—
Nine months ended June 30, 2023:	SAFEs
Balance, September 30, 2022	$1,983
Change in fair value included in net loss	528
Balance, June 30, 2023	$2,511

Earnout Liability

The Company estimates the fair value of the earnout liability using a Monte Carlo simulation model that utilizes significant assumptions, including volatility, expected term and risk-free rate that determine the probability of achieving the earnout conditions. The following table summarizes the assumptions used in estimating the fair value of the earnout liability at the respective dates:

	December 21, 2023 (Closing)	June 30, 2024
Stock price	$10.66	$1.64
Expected volatility	50%	65%
Risk-free rate	3.9%	4.2%
Contractual term	8 years	7.5 years

PIPE Make-Whole Liability

The Company uses a Monte Carlo simulation model that utilizes significant assumptions, including volatility, expected term and risk-free rate, to estimate the fair value of the PIPE make-whole liability. The following table summarizes the assumptions used in estimating the fair value of the PIPE make-whole liability at the respective dates:

	December 21, 2023 (Closing)	June 30, 2024
Stock price	$10.17	$1.85
Expected volatility	49%	53%
Risk-free rate	5.4%	5.5%
Contractual term	4 months	1.4 months